Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 2,001	$ 1,432	$ 3,219	$ 2,944
Cost of revenue	1,280	1,150	2,328	2,456
Gross profit	721	282	891	488
Operating expenses:
Sales and marketing	2,193	1,648	3,841	3,349
Research and development	1,593	1,470	3,007	3,599
General and administrative	4,307	1,299	6,489	2,768
Total operating expenses	8,093	4,417	13,337	9,716
Loss from operations	(7,372)	(4,135)	(12,446)	(9,228)
Other income (expense):
Interest expense - Convertible Promissory Notes - Related Party	(77)	0	(862)	0
Loss on issuance of forward purchase agreement derivative liability	0	0	(4,935)	0
Change in fair value of forward purchase agreement derivative liability	(8,228)	0	(8,228)	0
Loss on issuance of senior secured notes	0	0	(9,776)	0
Other income (expense), net	108	(558)	(1,636)	(529)
Total other expense, net	(8,197)	(558)	(25,437)	(529)
Loss before income taxes	(15,569)	(4,693)	(37,883)	(9,757)
Provision for income taxes	(7)	(23)	(13)	(27)
Net (loss) income	$ (15,576)	$ (4,716)	$ (37,896)	$ (9,784)
Basic net (loss) income per share	$ (0.48)	$ (1.01)	$ (2.06)	$ (2.1)
Diluted net (loss) income per share	$ (0.48)	$ (1.01)	$ (2.06)	$ (2.1)
Basic weighted average shares outstanding	32,182,440	4,661,256	18,383,203	4,659,269
Diluted weighted average shares outstanding	32,182,440	4,661,256	18,383,203	4,659,269
Foreign currency translation adjustment	$ (19)	$ (6)	$ (34)	$ (7)
Comprehensive loss	$ (15,595)	$ (4,722)	$ (37,930)	$ (9,791)
Zapata Computing, Inc. [Member]
Revenue					$ 5,683	$ 5,166
Cost of revenue					4,582	3,535
Gross profit					1,101	1,631
Operating expenses:
Sales and marketing					5,885	7,286
Research and development					5,915	8,206
General and administrative					7,409	9,527
Total operating expenses					19,209	25,019
Loss from operations					(18,108)	(23,388)
Other income (expense):
Interest earned on marketable securities held in Trust Account					47	50
Extinguishment of senior notes					(6,864)	0
Change in fair value and loss on issuance of notes					(4,779)	0
Other expense, net					(10)	(57)
Total other expense, net					(11,606)	(7)
Loss before income taxes					(29,714)	(23,395)
Provision for income taxes					(20)	(53)
Net (loss) income					$ (29,734)	$ (23,448)
Basic net (loss) income per share					$ (6.37)	$ (5.12)
Diluted net (loss) income per share					$ (6.37)	$ (5.12)
Basic weighted average shares outstanding					4,666,235	4,582,219
Diluted weighted average shares outstanding					4,666,235	4,582,219
Foreign currency translation adjustment					$ (24)	$ (16)
Comprehensive loss					$ (29,758)	$ (23,464)